Improvements to Concession Assets - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets	$ 11,281,378	$ 8,600,742	$ 7,567,539
Construction in-progress	782,005	2,382,118	2,376,483
Total amounts	$ 12,063,383	$ 10,982,860	$ 9,944,022